RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

14. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of March 31, 2023 and 2024:

Name of related parties	Relationship with the Group

58.com Holdings Inc.	Non-controlling shareholder since July 2022
Joy Capital	Preferred shareholder before March 27, 2024 and non-controlling shareholder since March 27, 2024
NIO Capital	Preferred shareholder before March 27, 2024 and controlling shareholder since March 27, 2024
Xin Gao Group Limited (“Xin Gao”)	Non-controlling shareholder, controlled by Mr. Kun Dai, chairman and chief executive officer of the Company
Mr. Kun Dai (i)	Chairman and chief executive officer of the Company

(i) On February 22, 2024, the Company entered into a one-year loan agreement with Mr. Kun Dai, the principal of which is RMB7.0 million the interest rate is 6% per annum.

Except for the loan mentioned above and the senior convertible preferred shares, warrants and forward contracts issued to NIO Capital, Joy Capital and Xin Gao (Note 16), there were no material related party transactions for the years ended March 31, 2022, 2023 and 2024 and balances as of March 31, 2023 and 2024.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)